Organization and Principal Activities (Tables)	6 Months Ended
Mar. 31, 2026
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements	The consolidated financial statements (“CFS”) reflect the activities of EZGO and the following entities: its subsidiaries, and, for the period prior to September 25, 2025, its VIE and the VIE’s subsidiaries (the “Group”).
Name	Date of incorporation / acquisition	Place of incorporation	Percentage of ownership	Principal activities
Subsidiaries
China EZGO Group Ltd. (“EZGO HK”)	February 13, 2019	Hong Kong (“HK”)	100% owned by EZGO	Investment holding company
Changzhou Langyi Electronic Technologies Co., Ltd. (“Changzhou Langyi”)	August 6, 2021	PRC	100% owned by EZGO HK	Investment holding company
EZGO Technologies Group Co., Ltd. (formerly known as Changzhou EZGO Enterprise Management Co., Ltd., and Changzhou Jiekai Enterprise Management Co., Ltd., “WFOE” or “Changzhou EZGO”)	June 12, 2019	PRC	95.24% owned by EZGO HK	Distribution and trade of battery packs and solar cells
Jiangsu EZGO Energy Supply Chain Technology Co., Ltd. (“Jiangsu Supply Chain”)	December 10, 2021	PRC	100% owned by Changzhou EZGO	Distribution and trade of battery packs
Jiangsu EZGO New Energy Technologies Co., Ltd. (“Jiangsu New Energy”)	July 14, 2022	PRC	100% owned by Changzhou EZGO	Distribution and trade of battery packs
Sichuan EZGO Energy Technologies Co., Ltd. (“Sichuan EZGO”)	May 9, 2022	PRC	100% owned by Changzhou EZGO	Distribution and trade of lead-acid batteries
Tianjin EZGO Electric Technologies Co., Ltd. (“Tianjin EZGO”)	July 13, 2022	PRC	100% owned by Changzhou EZGO	Distribution and trade of battery packs
Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”)*	July 14, 2022	PRC	100% owned by Changzhou EZGO	Distribution and trade of battery packs
Changzhou Sixun Technology Co., Ltd. (“Changzhou Sixun”)	January 25, 2023	PRC	100% owned by Jiangsu New Energy	Investment holding company
Changzhou Higgs Intelligent Technology Co., Ltd. (“Changzhou Higgs”)	January 25, 2023	PRC	60% owned by Changzhou Sixun	Industrial automatic control device and system manufacturing
Changzhou Zhuyun Technology Co., Ltd. (“Changzhou Zhuyun”)	March 2, 2023	PRC	100% owned by Changzhou Higgs	Equipment maintenance and repairment

Former VIE and subsidiaries of VIE
Jiangsu EZGO Electronic Technologies Co., Ltd. (formerly known as Jiangsu Baozhe Electric Technologies, Co., Ltd.,“Jiangsu EZGO”)	July 30, 2019	PRC	VIE	Investment holding company
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”)	May 5, 2014	PRC	80.87% owned by VIE	Sales of battery packs, battery cells, and e-bicycles, battery cell trading, and battery and e-bicycle rental services provider
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”)	August 21, 2018	PRC	100% owned by VIE	Development, operation and maintenance of software related to e-bicycle and battery rental services
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”)	May 7, 2018	PRC	51% owned by VIE	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)

* Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”) was disposed on March 27, 2026, and was deconsolidated from the Group’s CFS thereafter, see Note 4 for further details of the transaction.